Summary of Significant Accounting Policies - Useful Lives of the Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	3 years
Fixtures and fittings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	3 years
Fixtures and fittings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5 years
Deployed machinery
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	4 years